UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Taxable Municipal Bond Trust (BBN) (Formerly BlackRock Build America Bond Trust)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable

            Municipal Bond Trust (Formerly BlackRock Build America Bond Trust), 55 East 52nd Street,

            New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN) (Percentages shown are based on Net Assets)

Corporate Bonds — 0.4%	Par (000)	Value
Health Care Providers & Services — 0.4%
Ochsner Clinic Foundation, 5.90%, 5/15/45	$5,000	$6,047,265

Municipal Bonds
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/16 (a)	10,000	10,096,600
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (b)	25,000	30,446,250

		40,542,850
California — 34.8%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	19,061,358
Series S-1, 7.04%, 4/01/50	13,200	19,707,864
Series S-3, 6.91%, 10/01/50	14,000	20,808,340
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	3,790	4,829,256
City of Industry California, Refunding RB, Senior, Series A (AGM), 5.13%, 1/01/51	5,000	5,358,050
City of San Francisco Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (b)	21,255	27,282,918
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41 (b)	10,000	11,432,400
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (b)	11,000	15,654,870
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	7,073,600

Municipal Bonds	Par (000)	Value
California (continued)
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	$14,345	$17,624,410
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (b)	10,000	14,648,300
Los Angeles Department of Water & Power, RB, Build America Bonds (b):
6.17%, 7/01/40	37,500	43,089,750
7.00%, 7/01/41	17,225	20,174,781
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (b)	12,000	14,069,040
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,882,475
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (b)	20,000	22,835,600
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40 (b)	11,000	12,767,920
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 7/01/43	4,000	4,377,400
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,715,017
State of California, GO, Build America Bonds, Various Purposes (b):
7.55%, 4/01/39	9,035	14,005,515
7.63%, 3/01/40	8,950	13,835,268
7.60%, 11/01/40	15,000	23,675,400
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (b)	18,145	27,192,823
University of California, RB, Build America Bonds (b):
5.95%, 5/15/45	24,000	31,274,640

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Municipal Bonds	Par (000)	Value
California (continued)
University of California, RB, Build America Bonds (b) (continued):
6.30%, 5/15/50	$27,010	$32,226,171

		468,603,166
Colorado — 3.4%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37 (b)	6,000	8,398,020
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40 (b)	23,000	31,587,740
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 3/15/31	5,000	5,934,650

		45,920,410
Connecticut — 1.1%
Town of Stratford Connecticut, GO, Pension Funding, 6.00%, 8/15/38	12,000	15,055,320
District of Columbia — 3.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
7.46%, 10/01/46	11,500	16,918,800
Series D, 8.00%, 10/01/47	10,750	14,246,652
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	17,279,100

		48,444,552
Florida — 4.4%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35 (b)	23,000	25,958,030
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	12,250	13,726,860
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,713,120
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,929,575

Municipal Bonds	Par (000)	Value
Florida (continued)
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (c)	$13,500	$14,667,345

		58,994,930
Georgia — 5.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	33,158,503
6.66%, 4/01/57	20,665	25,949,867
7.06%, 4/01/57	10,000	11,918,000

		71,026,370
Hawaii — 2.6%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40 (b)	30,500	34,301,520
Illinois — 20.0%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	18,527,273
Pension Funding, Series A, 6.90%, 12/01/40 (b)	4,075	4,928,713
Pension Funding, Series B, 6.90%, 12/01/40	4,900	5,926,550
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	10,000	9,889,600
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	27,343,607
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (b)	30,110	34,094,456
6.40%, 1/01/40	1,500	2,008,710
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (b)	36,000	42,982,920

2	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	$15,250	$18,006,132
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (b)	19,900	22,153,874
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,909,750
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35 (b)	15,000	18,745,500
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,715,850
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	4,000	4,314,600
6.73%, 4/01/35	6,320	6,846,014
7.35%, 7/01/35	35,855	40,581,765

		268,975,314
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,762,091
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	10,000	12,371,900

		23,133,991
Kentucky — 0.8%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (c)	9,400	10,767,164
Maryland — 0.0%
Maryland Community Development Administration, RB, Residential Housing, Series I, 6.50%, 3/01/43	605	620,905
Massachusetts — 1.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 6/01/40	5,000	6,554,300

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (b)	$7,070	$7,813,835

		14,368,135
Michigan — 1.9%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,579,760
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	17,080	16,166,732
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,276,960

		25,023,452
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,838,640
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,861,250

		16,699,890
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 1/01/40	5,000	6,395,650
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	14,851,430
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41 (b)	7,000	9,639,350

		24,490,780
Nevada — 1.2%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	2,500	2,470,625

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42 (b)	$10,000	$11,217,100
Series C, 6.82%, 7/01/45	2,000	2,982,460

		16,670,185
New Jersey — 13.6%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,830,000
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	13,000	14,069,640
Series A (NPFGC), 7.43%, 2/15/29 (b)	20,974	25,628,550
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	15,134,004
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	50,106,480
Series F, 7.41%, 1/01/40	6,790	10,318,016
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,988,240
Series C, 5.75%, 12/15/28	4,500	4,719,420
Series C, 6.10%, 12/15/28 (b)	42,500	44,342,800
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,584,629

		182,721,779
New York — 17.4%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31 (b)	15,000	16,998,150
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,210,917

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (b)	$25,000	$27,792,750
Series CC, 6.28%, 6/15/42 (b)	20,000	22,948,800
Series EE, 6.49%, 6/15/42	2,000	2,274,080
Series GG, 6.12%, 6/15/42	2,445	2,753,828
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38	19,000	24,092,950
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,462,988
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	3,071,903
Series C, 7.34%, 11/15/39	13,245	20,537,962
Series C-1, 6.69%, 11/15/40	13,000	18,001,880
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	22,351	22,259,870
Port Authority of New York & New Jersey, ARB, Consolidated:
Series 160, 5.65%, 11/01/40	2,750	3,501,327
Series 192, 4.81%, 10/15/65	14,825	16,976,849
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (b)	15,000	19,009,650
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,589,533

		234,483,437
Ohio — 6.8%
American Municipal Power, Inc., RB, Build America Bonds:
6.05%, 2/15/43	5,000	6,140,500
Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,518,400

4	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (b)	$30,575	$39,617,250
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34 (b)	7,000	7,866,180
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (b)	10,055	11,450,031
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	11,674,388

		91,266,749
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 1/01/45	3,500	4,371,675
Pennsylvania — 2.0%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	26,985,787
South Carolina — 1.3%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	13,220	17,857,047
Tennessee — 3.6%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	35,105	48,238,834
Texas — 10.1%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	11,022,900
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 7/01/45	7,500	7,911,750
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 2/01/41 (b)	19,000	21,270,500

Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 2/01/37 (b)	$35,000	$39,492,950
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (b)	18,000	19,730,880
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,808,520
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,156,075
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 2/15/41 (b)	5,000	5,766,800
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,461,000

		135,621,375
Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,571,652
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	26,405	32,402,104

		45,973,756
Virginia — 0.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	8,650	7,247,576
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,702,100

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	$16,100	$20,770,610

		26,472,710
West Virginia — 2.4%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	34,040	31,594,226
Total Municipal Bonds — 151.8%		2,042,869,535
Total Long-Term Investments (Cost — $1,745,624,771) — 152.2%		2,048,916,800

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)	11,857,402	11,857,402

Value
Total Short-Term Securities (Cost — $11,857,402) — 0.9%	$11,857,402
Total Investments (Cost — $1,757,482,173*) — 153.1%	2,060,774,202
Liabilities in Excess of Other Assets — (53.1)%	(714,882,604)

Net Assets — 100.0%	$1,345,891,598

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,757,588,678

Gross unrealized appreciation	$311,336,342
Gross unrealized depreciation	(8,150,818)

Net unrealized appreciation	$303,185,524

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,076,047	3,781,355	11,857,402	$27,918

(e)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	$4,222,000	$4,234,666	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	23,431,250	23,492,757	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	16,340,625	16,383,519	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	27,428,175	27,500,174	Municipal Bonds	Open/Demand

6	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	0.70%	12/17/15	Open	$20,900,000	$20,954,863	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	5,212,500	5,226,183	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	8,006,250	8,027,267	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	12,887,500	12,921,330	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	9,925,000	9,951,053	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.75%	12/17/15	Open	26,875,000	26,950,586	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	9,740,781	9,770,004	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	35,472,000	35,578,416	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	29,386,000	29,474,158	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	22,015,000	22,085,173	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	12,960,000	13,001,310	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	7,105,000	7,127,647	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	11,948,250	11,986,335	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	7,110,000	7,132,663	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	12,900,000	12,941,119	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	10,375,000	10,408,070	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	18,855,000	18,915,100	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	12,039,138	12,077,512	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	19,522,500	19,584,728	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	36,225,000	36,340,467	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	16,537,500	16,590,213	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	15,037,500	15,085,432	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	11,687,500	11,724,754	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	38,812,500	38,936,215	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	20,175,000	20,239,308	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	12/17/15	Open	23,380,500	23,455,025	Municipal Bonds	Open/Demand

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.85%	12/17/15	Open	$26,400,000	$26,484,150	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	23,062,500	23,111,027	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	19,650,000	19,691,347	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	26,795,000	26,851,381	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	1/19/16	Open	30,042,500	30,105,715	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	1/27/16	Open	29,445,000	29,511,047	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	1/29/16	Open	13,282,500	13,306,519	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	2/12/16	Open	18,962,500	18,997,870	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	3/1/16	Open	9,998,438	10,012,838	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	4/11/16	Open	9,587,500	9,591,295	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	4/14/16	Open	15,883,000	15,888,647	Municipal Bonds	Open/Demand
Total				$749,621,407	$751,647,883

[1] Certain agreements have no stated maturity and can bet terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation
(920)	5-Year U.S. Treasury Note	June 2016	USD	111,240,938	$136,127
(640)	10-Year U.S. Treasury Note	June 2016	USD	83,240,000	339,103
(1,300)	Long U.S. Treasury Bond	June 2016	USD	212,306,250	2,684,846
(114)	Ultra U.S. Treasury Bond	June 2016	USD	19,533,187	336,934
Total					$3,497,010

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District

8	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$2,048,916,800	—	$2,048,916,800
Short-Term Securities	$11,857,402	—	—	11,857,402

Total Investments	$11,857,402	$2,048,916,800	—	$2,060,774,202

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$3,497,010	—	—	$3,497,010

[1]    See above Schedule of Investments for values in each state or political sub-division.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Taxable Municipal Bond Trust (fka BlackRock Build America Bond Trust) (BBN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$2,028,950	—	—	$2,028,950
Liabilities:
Reverse repurchase agreements	—	$(751,647,883)	—	(751,647,883)

Total	$2,028,950	$(751,647,883)	—	$(749,618,933)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	APRIL 30, 2016	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: June 22, 2016